Summary of Significant Accounting Policies (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Antidilutive potential shares	1,773,099,415	0	1,660,936,000	0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Assets depreciated lives	3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Assets depreciated lives	7 years		7 years